Retention Receivables, Net	12 Months Ended
Mar. 31, 2026
Retention Receivables, Net [Abstract]
RETENTION RECEIVABLES, NET

8. RETENTION RECEIVABLES, NET

Retention receivables, net consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	597,580	582,575	74,308
Received during the year	—	(465,172)	(59,333)
Reversal (allowance) for expected credit losses	(15,005)	11,680	1,490
Balance at end of year	582,575	129,083	16,465

Allowance for expected credit losses consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	8,565	15,005	1,914
(Reversal) addition	6,440	(11,680)	(1,490)
Ending balance	15,005	3,325	424